Related Party Transactions (Details) - Schedule of Balances with Related Parties - USD ($) $ in Thousands		Jun. 30, 2023	Dec. 31, 2022
Shengda Group
Amount due to related parties, current		$ 168	$ 45,564
Shengda Group
Amount due to related parties, non current		43,330
Payables due to the transfer of SUNCAR Online [Member]
Shengda Group
Amount due to related parties, current	[1]		40,854
Others [Member]
Shengda Group
Amount due to related parties, current	[2]		4,710
Automobile Service Group Ltd. [Member]
Shengda Group
Amount due to related parties, current	[3]	168
Payables due to the transfer of SUNCAR Online [Member]
Shengda Group
Amount due to related parties, non current	[1]	38,892
Others two [Member]
Shengda Group
Amount due to related parties, non current	[2]	$ 4,438

[1]

On December 3, 2021, Shengda Group transferred all of its equity interest, which was 55.09% as of the transfer date, of SUNCAR Online to Shanghai Feiyou, at price RMB4 per share, totaling RMB282 million. Upon completion of the transfer, Shanghai Feiyou is liable to Shengda Group RMB282 million for the transfer of SUNCAR Online. As a result of the disposal of Shengda Group, Shengda Group became the related party of the Group, and the balance due to Shengda Group was not eliminated on the consolidated level but presented as amount due to a related party. On March 1, 2022, the Group entered into a share purchase agreement (the “SPA”) with an affiliate of Mr. Ye, the Group’s Chairman of the Board of Directors to transfer the total equity of Shengda Group with the consideration of RMB 1. Pursuant to the SPA, the Group agreed to repay the debt owed to Shengda Group by full before June 1, 2023.

In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.

[2]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand. In April 2023, the Group negotiated with Shengda Group and consented to have an extension of payment to extend the repayment date to December 31, 2025, with annual interest rate of 1% from June 1, 2023 to December 31, 2025. Therefore, the Group reclassified the balance to non-current portion after the extension.
[3]	Other payables were for the ordinary course of operation, which were interest free, unsecure and could be settled on demand.